UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 12, 2011


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	436,642



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                              	    VALUE   SHARES/ SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP     (X$1000)  PRN AMT PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    10219    933262 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    28349    587293 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     53628       428 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     14294    170925 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    41613   1612922 SH         SOLE          SOLE
CITIGROUP JAN 2012 CALLS        COM   172967101	     9503   2150000 SH	CALL   SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6327     95368 SH         SOLE          SOLE
COINSTAR, INC.			COM   19259P300      6162    134200 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     30518   1314277 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      2993    407800 SH         SOLE          SOLE
FLIR SYSTEMS, INC		COM   302445101     29383    848975 SH         SOLE          SOLE
GANNETT, INC.			COM   364730101	     5878    385967 SH         SOLE          SOLE
GARMIN, LTD.			COM   H2906T109	     2229     65830 SH         SOLE          SOLE
KINDER MORGAN ENERGY PARTNERS   COM   494550106       227      3058 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     33176    360103 SH         SOLE          SOLE
LOWE'S COMPANIES, INC.		COM   548661107	     8113    306975 SH         SOLE          SOLE
LUMBER LIQUIDATORS		COM   55003T107	      500     20000 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     25706     62025 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      6300    170000 SH         SOLE          SOLE
PROGRESSIVE CORP.		COM   743315103	     3220    152388 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       721     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       187     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       274      6300 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     26556    955245 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       906     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105     20464    156827 SH         SOLE          SOLE
STRYKER CORP.			COM   863667101	     5879     96687 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100     15124    211255 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101     14185    280000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.        COM   91324P102	    23596    522026 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       551     12080 SH         SOLE          SOLE
WALGREEN CO.			COM   931422109	     5923    147550 SH         SOLE          SOLE
WASHINGTON POST CO. CL B        COM   939640108	     3938      8999 SH         SOLE          SOLE
                                                   436642